Distribution Date:	05/12/25	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	05/06/25
Next Distribution Date:	06/12/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25
		Controlling Class	RREF II-SG CMBS AIV, L.P.
Modified Loan Detail	26	Representative
Historical Liquidated Loan Detail	27		-
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	3,783,657.30	1,339,713.12	10,732.97	0.00	0.00	1,350,446.09	2,443,944.18	40.86%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	193,890,647.37	95,661,003.66	541,116.48	0.00	0.00	96,202,120.14	98,229,643.71	40.86%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	278,315,000.00	0.00	837,728.15	0.00	0.00	837,728.15	278,315,000.00	40.86%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	53,568,000.00	0.00	177,845.76	0.00	0.00	177,845.76	53,568,000.00	32.50%	24.25%
B	12635QBK5	4.336307%	54,732,000.00	54,732,000.00	0.00	197,778.97	0.00	0.00	197,778.97	54,732,000.00	23.96%	18.38%
C	12635QBL3	4.447557%	43,088,000.00	43,088,000.00	0.00	159,696.95	0.00	0.00	159,696.95	43,088,000.00	17.24%	13.75%
D	12635QAL4	3.447557%	51,238,000.00	51,238,000.00	0.00	105,278.29	0.00	0.00	105,278.29	51,238,000.00	9.24%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	0.00	0.00	0.00	0.00	24,455,000.00	5.42%	5.63%
F	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	0.00	0.00	0.00	0.00	9,317,000.00	3.97%	4.63%
G*	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	0.00	0.00	0.00	0.00	13,974,000.00	1.79%	3.13%
H	12635QAU4	3.250000%	29,113,392.00	14,947,610.05	0.00	0.00	0.00	3,477,337.35	0.00	11,470,272.70	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	741,308,914.72	97,000,716.78	2,030,177.57	0.00	3,477,337.35	99,030,894.35	640,830,860.59

X-A	12635QBH2	0.895707%	705,700,000.00	529,557,304.67	0.00	395,273.58	0.00	0.00	395,273.58	432,556,587.89
X-B	12635QAA8	0.062246%	97,820,000.00	97,820,000.00	0.00	5,074.11	0.00	0.00	5,074.11	97,820,000.00
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	42,698.33	0.00	0.00	42,698.33	51,238,000.00
X-D	12635QAE0	1.197557%	33,772,000.00	33,772,000.00	0.00	33,703.25	0.00	0.00	33,703.25	33,772,000.00
X-E	12635QAG5	1.197557%	13,974,000.00	13,974,000.00	0.00	13,945.55	0.00	0.00	13,945.55	13,974,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12635QAJ9	1.197557%	29,113,392.00	14,947,610.05	0.00	14,917.18	0.00	0.00	14,917.18	11,470,272.70
Notional SubTotal			931,617,392.00	741,308,914.72	0.00	505,612.00	0.00	0.00	505,612.00	640,830,860.59

Deal Distribution Total					97,000,716.78	2,535,789.57	0.00	3,477,337.35	99,536,506.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	60.49592767	21.42033001	0.17160671	0.00000000	0.00000000	0.00000000	0.00000000	21.59193672	39.07559766
A-3	12635QBF6	969.45323685	478.30501830	2.70558240	0.00000000	0.00000000	0.00000000	0.00000000	481.01060070	491.14821855
A-4	12635QBG4	1,000.00000000	0.00000000	3.01000000	0.00000000	0.00000000	0.00000000	0.00000000	3.01000000	1,000.00000000
A-M	12635QBJ8	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
B	12635QBK5	1,000.00000000	0.00000000	3.61358931	0.00000000	0.00000000	0.00000000	0.00000000	3.61358931	1,000.00000000
C	12635QBL3	1,000.00000000	0.00000000	3.70629758	0.00000000	0.00000000	0.00000000	0.00000000	3.70629758	1,000.00000000
D	12635QAL4	1,000.00000000	0.00000000	2.05469164	0.81827257	0.81827257	0.00000000	0.00000000	2.05469164	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	0.00000000	2.70833327	3.83014721	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	0.00000000	2.70833315	9.44039820	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	0.00000000	2.70833333	10.83333333	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12635QAU4	513.42729319	0.00000000	0.00000000	1.39053223	53.60588179	0.00000000	119.44116130	0.00000000	393.98613188
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	750.40003496	0.00000000	0.56011560	0.00000000	0.00000000	0.00000000	0.00000000	0.56011560	612.94684411
X-B	12635QAA8	1,000.00000000	0.00000000	0.05187191	0.00000000	0.00000000	0.00000000	0.00000000	0.05187191	1,000.00000000
X-C	12635QAC4	1,000.00000000	0.00000000	0.83333327	0.00000000	0.00000000	0.00000000	0.00000000	0.83333327	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	0.99796429	0.00000000	0.00000000	0.00000000	0.00000000	0.99796429	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	0.99796408	0.00000000	0.00000000	0.00000000	0.00000000	0.99796408	1,000.00000000
X-F	12635QAJ9	513.42729319	0.00000000	0.51238207	0.00000000	0.00000000	0.00000000	0.00000000	0.51238207	393.98613188

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	10,732.97	0.00	10,732.97	0.00	0.00	0.00	10,732.97	0.00
A-3	04/01/25 - 04/30/25	30	0.00	541,116.48	0.00	541,116.48	0.00	0.00	0.00	541,116.48	0.00
A-4	04/01/25 - 04/30/25	30	0.00	837,728.15	0.00	837,728.15	0.00	0.00	0.00	837,728.15	0.00
X-A	04/01/25 - 04/30/25	30	0.00	395,273.58	0.00	395,273.58	0.00	0.00	0.00	395,273.58	0.00
X-B	04/01/25 - 04/30/25	30	0.00	5,074.11	0.00	5,074.11	0.00	0.00	0.00	5,074.11	0.00
X-C	04/01/25 - 04/30/25	30	0.00	42,698.33	0.00	42,698.33	0.00	0.00	0.00	42,698.33	0.00
X-D	04/01/25 - 04/30/25	30	0.00	33,703.25	0.00	33,703.25	0.00	0.00	0.00	33,703.25	0.00
X-E	04/01/25 - 04/30/25	30	0.00	13,945.55	0.00	13,945.55	0.00	0.00	0.00	13,945.55	0.00
X-F	04/01/25 - 04/30/25	30	0.00	14,917.18	0.00	14,917.18	0.00	0.00	0.00	14,917.18	0.00
A-M	04/01/25 - 04/30/25	30	0.00	177,845.76	0.00	177,845.76	0.00	0.00	0.00	177,845.76	0.00
B	04/01/25 - 04/30/25	30	0.00	197,778.97	0.00	197,778.97	0.00	0.00	0.00	197,778.97	0.00
C	04/01/25 - 04/30/25	30	0.00	159,696.95	0.00	159,696.95	0.00	0.00	0.00	159,696.95	0.00
D	04/01/25 - 04/30/25	30	0.00	147,204.94	0.00	147,204.94	41,926.65	0.00	0.00	105,278.29	41,926.65
E	04/01/25 - 04/30/25	30	27,433.96	66,232.29	0.00	66,232.29	66,232.29	0.00	0.00	0.00	93,666.25
F	04/01/25 - 04/30/25	30	62,722.65	25,233.54	0.00	25,233.54	25,233.54	0.00	0.00	0.00	87,956.19
G	04/01/25 - 04/30/25	30	113,538.75	37,846.25	0.00	37,846.25	37,846.25	0.00	0.00	0.00	151,385.00
H	04/01/25 - 04/30/25	30	1,520,165.94	40,483.11	0.00	40,483.11	40,483.11	0.00	0.00	0.00	1,560,649.05
Totals			1,723,861.30	2,747,511.41	0.00	2,747,511.41	211,721.84	0.00	0.00	2,535,789.57	1,935,583.14

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	99,536,506.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,757,651.66	Master Servicing Fee	5,170.41
Interest Reductions due to Nonrecoverability Determination	(214,572.18)	Certificate Administrator Fee	2,965.24
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.88
ARD Interest	0.00	Operating Advisor Fee	1,454.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,543,079.48	Total Fees	9,899.12

Principal		Expenses/Reimbursements
Scheduled Principal	885,527.18	Reimbursement for Interest on Advances	(1,818.83)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	99,592,526.95	Special Servicing Fees (Monthly)	(2,295.69)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,505.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	3,477,337.35
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	100,478,054.13	Total Expenses/Reimbursements	3,474,728.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,535,789.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	97,000,716.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	99,536,506.35
Total Funds Collected	103,021,133.61	Total Funds Distributed	103,021,133.59

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	741,308,914.72	741,308,914.72	Beginning Certificate Balance	741,308,914.72
(-) Scheduled Principal Collections	885,527.18	885,527.18	(-) Principal Distributions	97,000,716.78
(-) Unscheduled Principal Collections	99,592,526.95	99,592,526.95	(-) Realized Losses	3,477,337.35
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,477,337.35
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	640,830,860.59	640,830,860.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	743,059,912.57	743,059,912.57	Ending Certificate Balance	640,830,860.59
Ending Actual Collateral Balance	642,613,175.10	642,613,175.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	7,688,639.58	0.00	UC / (OC) Change	0.00
Current Period Advances	3,477,337.35	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	11,165,976.93	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP
	7,499,999 or less	18	68,554,620.97	10.70%	4	4.6280	1.934465	1.39 or less	8	113,623,454.30	17.73%	4	4.5495	0.357710
7,500,000 to 14,999,999		10	101,927,847.54	15.91%	4	4.5776	1.488955	1.40 to 1.44	4	33,995,640.39	5.30%	5	4.7151	1.417974
15,000,000 to 24,999,999		5	93,165,415.06	14.54%	4	4.4274	1.472987	1.45 to 1.54	7	132,587,685.47	20.69%	4	4.3874	1.514456
25,000,000 to 49,999,999		4	128,889,633.73	20.11%	4	4.4608	0.946318	1.55 to 1.99	7	54,937,314.57	8.57%	4	4.6535	1.752940
	50,000,000 or greater	1	70,000,000.00	10.92%	4	3.5602	4.300000	2.00 to 2.49	3	15,446,643.20	2.41%	3	4.4560	2.267315
	Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248	2.50 to 2.99	5	35,473,202.27	5.54%	4	4.4695	2.861522
								3.00 or greater	4	76,473,577.10	11.93%	4	3.6422	4.211984
								Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	178,293,343.29	27.82%	4	4.7096	NAP
							Defeased	25	178,293,343.29	27.82%	4	4.7096	NAP
Arizona	4	16,968,354.28	2.65%	3	4.4804	2.385631
							Industrial	1	5,273,969.04	0.82%	4	4.3400	2.320000
California	3	24,622,210.13	3.84%	4	4.2821	1.556200
							Lodging	4	63,701,789.60	9.94%	4	4.5150	1.126871
Colorado	1	4,273,553.82	0.67%	3	4.2900	2.240000
							Mixed Use	1	10,000,000.00	1.56%	5	4.7700	1.500000
Florida	3	42,708,135.41	6.66%	5	4.6112	1.277370
							Mobile Home Park	4	24,714,693.22	3.86%	4	4.6644	1.571656
Illinois	6	36,148,281.38	5.64%	4	4.4704	0.838816
							Multi-Family	7	82,188,806.50	12.83%	4	4.5208	1.605656
Iowa	3	19,493,306.01	3.04%	3	4.3327	1.743737
							Office	5	130,559,019.50	20.37%	4	4.0155	2.726534
Michigan	1	4,462,001.29	0.70%	3	4.4400	3.200000
							Retail	19	136,699,210.98	21.33%	4	4.4431	1.399926
Missouri	1	3,657,041.56	0.57%	2	4.3300	1.530000
							Self Storage	4	9,400,027.58	1.47%	4	4.6612	2.916247
New York	3	79,754,064.22	12.45%	4	3.7200	3.881921
							Totals	70	640,830,860.59	100.00%	4	4.4632	1.801248
North Carolina	4	32,392,118.00	5.05%	4	4.4675	2.585159

Ohio	1	1,393,782.23	0.22%	5	4.7400	3.010000

Oklahoma	2	10,660,659.52	1.66%	3	4.5237	1.922881

Oregon	1	26,613,701.08	4.15%	3	4.5900	(0.760000)

Pennsylvania	4	31,268,502.95	4.88%	4	4.7384	1.590803

South Carolina	1	2,058,143.19	0.32%	4	4.7600	1.430000

Texas	2	35,757,540.71	5.58%	4	4.5194	0.879247

Utah	1	1,168,089.68	0.18%	5	5.1100	2.500000

Virginia	2	37,479,701.94	5.85%	5	4.5691	1.446367

Washington	1	10,397,120.18	1.62%	4	4.6000	1.470000

Washington, DC	1	41,261,208.83	6.44%	4	4.3400	1.530000

Totals	70	640,830,860.59	100.00%	4	4.4632	1.801248

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP
	4.2499 or less	3	97,701,235.65	15.25%	4	3.7397	3.659121	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	12	167,346,115.46	26.11%	4	4.3519	1.399668	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	15	137,046,392.64	21.39%	4	4.6370	1.237228	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	8	60,443,773.55	9.43%	5	4.8203	1.378095	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248	49 months or greater	38	462,537,517.30	72.18%	4	4.3683	1.825981
								Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP
	60 months or less	38	462,537,517.30	72.18%	4	4.3683	1.825981	Interest Only	2	80,000,000.00	12.48%	4	3.7114	3.950000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248	61 months or greater	36	382,537,517.30	59.69%	4	4.5056	1.381785
								Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	178,293,343.29	27.82%	4	4.7096	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	41,253,978.86	6.44%	3	4.4367	1.522728	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	417,009,984.62	65.07%	4	4.3623	1.851738	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	4,273,553.82	0.67%	3	4.2900	2.240000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	640,830,860.59	100.00%	4	4.4632	1.801248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1-C2	30310138	OF	New York	NY	Actual/360	3.560%	207,678.33	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	05/06/25
02A1	30310133	MF	Various	CA	Actual/360	4.938%	88,801.70	0.00	0.00	N/A	09/06/25	--	21,580,000.00	21,580,000.00	05/06/25
3	30310170	MF	Various	TX	Actual/360	4.210%	179,129.92	51,058,408.33	0.00	N/A	09/06/25	--	51,058,408.33	0.00	05/06/25
5	30310171	MF	Washington	DC	Actual/360	4.340%	149,478.67	69,299.46	0.00	N/A	09/06/25	--	41,330,508.29	41,261,208.83	05/06/25
6	30310172	RT	Various	Various	Actual/360	4.330%	0.00	0.00	0.00	N/A	07/06/25	--	31,253,978.86	31,253,978.86	10/06/23
7	30310139	OF	Tampa	FL	Actual/360	4.650%	115,545.76	57,514.84	0.00	N/A	10/01/25	--	29,818,259.75	29,760,744.91	05/01/25
8	30310173	LO	Portland	OR	Actual/360	4.590%	0.00	0.00	0.00	N/A	08/06/25	--	26,613,701.13	26,613,701.13	02/06/25
9	30310136	OF	Henderson	NV	Actual/360	4.590%	89,149.08	23,306,950.15	0.00	N/A	08/06/25	--	23,306,950.15	0.00	05/06/25
10	30310174	OF	Austin	TX	Actual/360	4.320%	88,132.01	43,816.37	0.00	N/A	09/06/25	--	24,481,114.00	24,437,297.63	03/06/25
11	30310175	MF	Richmond	VA	Actual/360	4.760%	81,241.14	38,876.42	0.00	N/A	10/06/25	--	20,480,960.13	20,442,083.71	05/06/25
12	30310176	MF	Orlando	FL	Actual/360	4.610%	71,305.02	38,785.43	0.00	N/A	09/06/25	--	18,560,958.44	18,522,173.01	05/06/25
13	30310140	RT	Yorktown	VA	Actual/360	4.340%	61,762.86	39,670.64	0.00	N/A	09/01/25	--	17,077,288.87	17,037,618.23	05/01/25
14	30310177	LO	Ocala	FL	Actual/360	4.210%	66,658.33	0.00	0.00	N/A	08/06/25	--	19,000,000.00	19,000,000.00	05/06/25
15	30310178	LO	Charlotte	NC	Actual/360	4.535%	57,276.74	36,845.16	0.00	N/A	09/06/25	--	15,155,919.10	15,119,073.94	05/06/25
16	30310134	MH	Various	PA	Actual/360	4.723%	58,237.60	35,111.60	0.00	N/A	09/06/25	--	14,795,197.41	14,760,085.81	05/06/25
17	30310165	RT	Los Angeles	CA	Actual/360	4.160%	56,017.80	29,638.83	0.00	N/A	09/06/25	--	16,158,980.38	16,129,341.55	05/06/25
19	30296064	IN	Various	MA	Actual/360	4.903%	56,902.61	13,926,805.99	0.00	N/A	09/06/25	--	13,926,805.99	0.00	05/06/25
20	30310166	MF	Orlando	FL	Actual/360	4.600%	52,429.30	23,442.07	0.00	N/A	09/06/25	--	13,677,207.57	13,653,765.50	05/06/25
21	30310141	MF	Houston	TX	Actual/360	4.740%	57,275.00	0.00	0.00	N/A	10/01/25	--	14,500,000.00	14,500,000.00	05/01/25
22	30310142	LO	Greenville	NC	Actual/360	4.240%	40,990.79	29,272.92	0.00	N/A	09/01/25	--	11,601,167.02	11,571,894.10	05/01/25
24	30310180	RT	Austin	TX	Actual/360	4.950%	46,789.23	22,600.87	0.00	N/A	09/06/25	--	11,342,843.95	11,320,243.08	05/06/25
25	30296008	LO	Kennewick	WA	Actual/360	4.600%	39,951.95	25,128.25	0.00	N/A	09/06/25	--	10,422,248.41	10,397,120.16	05/06/25
26	30295934	RT	Hoffman Estates	IL	Actual/360	4.370%	33,156.59	22,730.33	0.00	N/A	08/06/25	--	9,104,784.30	9,082,053.97	05/06/25
27	30310143	RT	Jacksonville	FL	Actual/360	4.460%	36,258.72	19,341.61	0.00	10/01/25	10/01/30	--	9,755,709.77	9,736,368.16	05/01/25
28	30310144	98	Various	Various	Actual/360	4.730%	35,290.38	21,229.68	0.00	N/A	09/01/25	--	8,953,162.17	8,931,932.49	05/01/25
30	30310181	RT	Glendale	AZ	Actual/360	4.370%	31,884.35	19,012.67	0.00	N/A	08/06/25	--	8,755,429.05	8,736,416.38	05/06/25
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	39,750.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	04/06/25
32	30310145	IN	Lenexa	KS	Actual/360	4.540%	33,007.91	17,198.60	0.00	N/A	09/01/25	--	8,724,556.74	8,707,358.14	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	30310146	RT	Rockford	IL	Actual/360	4.460%	31,078.91	16,578.51	0.00	10/01/25	10/01/30	--	8,362,037.38	8,345,458.87	05/01/25
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	31,497.88	15,333.82	0.00	N/A	09/06/25	--	7,993,540.83	7,978,207.01	04/06/25
35	30295940	SS	Fort Myers	FL	Actual/360	5.043%	31,718.14	7,546,698.26	0.00	N/A	09/06/25	--	7,546,698.26	0.00	05/06/25
36	30310147	MF	Lancaster	NY	Actual/360	4.770%	26,313.01	15,515.27	0.00	N/A	10/01/25	--	6,619,624.87	6,604,109.60	05/01/25
37	30310135	MH	York	PA	Actual/360	4.723%	25,679.70	15,482.35	0.00	N/A	09/06/25	--	6,523,900.19	6,508,417.84	05/06/25
38	30310148	MF	Tulsa	OK	Actual/360	4.680%	23,061.92	14,193.50	0.00	N/A	08/01/25	--	5,913,313.84	5,899,120.34	05/01/25
40	30310149	MF	Cottonwood	AZ	Actual/360	4.590%	24,935.18	0.00	0.00	N/A	09/01/25	--	6,519,000.00	6,519,000.00	05/01/25
41	30295864	RT	Various	NC	Actual/360	4.750%	22,611.76	11,295.32	0.00	N/A	09/06/25	--	5,712,444.99	5,701,149.67	05/06/25
42	30310150	RT	Ontario	CA	Actual/360	4.660%	19,644.94	12,103.59	0.00	N/A	09/01/25	--	5,058,781.87	5,046,678.28	05/01/25
43	30296079	IN	Clive	IA	Actual/360	4.340%	19,112.96	10,720.42	0.00	N/A	09/06/25	--	5,284,689.46	5,273,969.04	05/06/25
44	30310184	LO	Page	AZ	Actual/360	5.075%	19,396.08	15,992.00	0.00	N/A	10/06/25	--	4,586,264.26	4,570,272.26	05/06/25
45	30310151	SS	Tucson	AZ	Actual/360	4.590%	18,207.37	11,491.35	0.00	N/A	09/01/25	--	4,760,097.49	4,748,606.14	05/01/25
46	30310152	MF	Kalamazoo	MI	Actual/360	4.440%	16,544.99	9,617.59	0.00	N/A	08/01/25	--	4,471,618.88	4,462,001.29	05/01/25
47	30310137	MF	Houston	TX	Actual/360	4.450%	14,154.34	3,816,899.33	0.00	N/A	09/06/25	--	3,816,899.33	0.00	05/06/25
48	30310185	RT	Denver	CO	Actual/360	4.290%	15,311.57	9,402.65	0.00	N/A	08/06/25	--	4,282,956.47	4,273,553.82	05/06/25
49	30310186	MH	Sonora	CA	Actual/360	4.300%	12,379.85	8,652.19	0.00	N/A	09/06/25	--	3,454,842.57	3,446,190.38	05/06/25
50	30310153	RT	Aurora	IN	Actual/360	4.700%	12,533.34	11,574.58	0.00	N/A	09/01/25	--	3,200,000.58	3,188,426.00	05/01/25
52	30310154	RT	Orangeburg	SC	Actual/360	4.520%	14,313.33	0.00	0.00	N/A	10/01/25	--	3,800,000.00	3,800,000.00	05/01/25
53	30310188	OF	Corning	NY	Actual/360	5.070%	13,338.62	7,115.26	0.00	N/A	10/06/25	--	3,157,069.88	3,149,954.62	05/06/25
54	30310155	RT	Brunswick	GA	Actual/360	4.570%	13,329.17	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	05/01/25
55	30310156	SS	Tucson	AZ	Actual/360	4.590%	10,987.21	6,934.43	0.00	N/A	09/01/25	--	2,872,472.84	2,865,538.41	05/01/25
56	30310157	OF	Lake City	FL	Actual/360	4.710%	12,624.53	5,419.03	0.00	N/A	09/01/25	--	3,216,441.37	3,211,022.34	05/01/25
57	30310189	SS	Bonita Springs	FL	Actual/360	4.660%	11,042.66	5,476.90	0.00	N/A	10/06/25	--	2,843,602.81	2,838,125.91	05/06/25
58	30310158	OF	Greece	NY	Actual/360	4.550%	11,064.71	5,066.05	0.00	N/A	08/01/25	--	2,918,165.22	2,913,099.17	05/01/25
59	30310159	SS	Lansing	MI	Actual/360	4.630%	10,242.32	5,406.91	0.00	N/A	07/01/25	--	2,654,597.72	2,649,190.81	05/01/25
61	30310191	MF	Lake Bluff	IL	Actual/360	4.540%	8,063.50	4,822.20	0.00	N/A	09/06/25	--	2,131,322.72	2,126,500.52	05/06/25
62	30310160	RT	North Charleston	SC	Actual/360	4.760%	8,183.30	4,872.96	0.00	N/A	09/01/25	--	2,063,016.15	2,058,143.19	05/01/25
63	30310161	MF	Columbus	OH	Actual/360	4.740%	5,518.42	3,287.24	0.00	N/A	10/01/25	--	1,397,069.47	1,393,782.23	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	30310162	SS	Saint George	UT	Actual/360	5.110%	4,985.29	2,624.61	0.00	N/A	10/01/25	--	1,170,714.29	1,168,089.68	05/01/25
65	30310163	SS	Tucson	AZ	Actual/360	4.690%	2,429.39	3,797.59	0.00	N/A	09/01/25	--	621,591.17	617,793.58	05/01/25
02A1-1	30508308	MF	Canoga Park	CA	Actual/360	4.938%	66,333.80	0.00	0.00	N/A	07/06/25	--	16,120,000.00	16,120,000.00	05/06/25
02A1-2	30508311	MF	Northridge	CA	Actual/360	4.938%	112,339.50	0.00	0.00	N/A	07/06/25	--	27,300,000.00	27,300,000.00	05/06/25
Totals							2,543,079.48	100,478,054.13	0.00				741,308,914.72	640,830,860.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C2	121,034,792.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
02A1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
02A1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,037,420.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	11/06/24	--	0.00	0.00	(255.24)	2,851,140.09	2,572,526.67	3,477,337.35
7	2,282,404.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(1,065,798.00)	0.00	--	09/06/24	--	6,023,616.90	52,744.46	(217.35)	1,776,464.81	4,533.98	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,244,688.32	0.00	--	--	--	0.00	0.00	263,689.18	263,689.18	24,817.13	0.00
11	2,066,818.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,981,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,713,265.24	0.00	--	--	--	0.00	0.00	0.00	0.00	20,370.34	0.00
16	1,953,479.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,604,920.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,671,953.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,411,643.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,381,794.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	49,158.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,240,377.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,163,571.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	39,708.33	39,708.33	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	969,674.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	211,394.30	0.00	--	--	--	0.00	0.00	46,798.39	46,798.39	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	362,020.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	728,970.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,073,595.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	618,737.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	766,762.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	908,371.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,054,136.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,049,876.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	307,703.84	0.00	--	--	--	0.00	0.00	0.00	0.00	1,289.30	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	380,988.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	608,340.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	408,024.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	322,044.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	262,263.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	341,439.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	233,243.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	326,940.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	157,706,739.85	0.00				6,023,616.90	52,744.46	349,723.31	4,977,800.80	2,623,537.42	3,477,337.35

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30310170	51,058,408.33	Payoff Prior to Maturity	0.00	0.00
9	30310136	23,257,846.56	Payoff Prior to Maturity	0.00	0.00
19	30296064	13,926,805.99	Payoff Prior to Maturity	0.00	0.00
35	30295940	7,546,698.26	Payoff Prior to Maturity	0.00	0.00
47	30310137	3,802,767.81	Payoff Prior to Maturity	0.00	0.00
Totals		99,592,526.95		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/25	0	0.00	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	5	99,592,526.95	4.463232%	4.447934%	4
04/11/25	0	0.00	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	1	8,415,515.87	4.463972%	4.447557%	5
03/12/25	0	0.00	0	0.00	2	57,928,663.55	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465588%	4.449213%	6
02/12/25	0	0.00	0	0.00	2	57,999,596.94	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465700%	4.449321%	7
01/10/25	0	0.00	0	0.00	1	31,253,978.86	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465791%	4.449410%	8
12/12/24	0	0.00	1	10,000,000.00	1	31,327,382.28	1	31,327,382.28	0	0.00	0	0.00	0	0.00	0	0.00	4.465869%	4.449485%	9
11/13/24	1	10,000,000.00	0	0.00	2	58,333,993.77	1	31,404,276.23	0	0.00	0	0.00	0	0.00	0	0.00	4.465952%	4.449565%	10
10/11/24	1	10,000,000.00	0	0.00	2	58,466,578.30	1	31,477,121.34	0	0.00	0	0.00	0	0.00	0	0.00	4.466028%	4.449638%	11
09/12/24	0	0.00	1	10,000,000.00	2	58,605,873.72	1	31,553,476.93	0	0.00	0	0.00	0	0.00	0	0.00	4.466110%	4.449717%	12
08/12/24	0	0.00	1	10,000,000.00	2	58,737,421.02	1	31,625,767.79	0	0.00	0	0.00	0	0.00	0	0.00	4.466185%	4.449790%	13
07/12/24	0	0.00	1	10,000,000.00	2	58,868,466.49	1	31,697,790.11	1	0.00	0	0.00	0	0.00	1	0.00	4.466259%	4.449862%	14
06/12/24	0	0.00	1	10,000,000.00	3	65,483,421.09	1	31,773,352.31	1	6,477,143.09	0	0.00	0	0.00	0	0.00	4.464430%	4.448061%	15
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30310172	10/06/23	18	6	(255.24)	2,851,140.09	3,850,682.29	32,352,932.54	07/02/20	2		01/31/22
8	30310173	02/06/25	2	6	(217.35)	1,776,464.81	71,942.35	27,197,184.64	06/23/20	98
10	30310174	03/06/25	0	B	263,689.18	263,689.18	24,817.13	24,521,841.13	04/03/25	98
31	30310182	04/06/25	0	A	39,708.33	39,708.33	0.00	10,000,000.00	12/11/18	9
34	30310183	04/06/25	0	A	46,798.39	46,798.39	0.00	7,993,540.83	03/20/25	98
Totals					349,723.31	4,977,800.80	3,947,441.77	102,065,499.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		622,749,034	564,881,354	26,613,701		31,253,979
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,081,827	18,081,827	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	640,830,861	582,963,181	0	26,613,701	26,613,701	31,253,979
Apr-25	741,308,915	683,441,235	0	26,613,701	26,613,701	31,253,979
Mar-25	750,782,327	692,853,664	0	26,674,685	26,674,685	31,253,979
Feb-25	752,053,925	694,054,328	0	0	26,745,618	31,253,979
Jan-25	753,121,905	721,867,926	0	0	0	31,253,979
Dec-24	754,259,138	712,931,755	0	10,000,000	0	31,327,382
Nov-24	755,462,361	687,128,367	10,000,000	0	26,929,718	31,404,276
Oct-24	756,590,525	688,123,946	10,000,000	0	26,989,457	31,477,121
Sep-24	757,785,004	689,179,131	0	10,000,000	27,052,397	31,553,477
Aug-24	758,904,168	690,166,747	0	10,000,000	27,111,653	31,625,768
Jul-24	760,018,995	691,150,529	0	10,000,000	27,170,676	31,697,790
Jun-24	767,677,760	692,194,339	0	10,000,000	27,232,926	38,250,495
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30310172	31,253,978.86	32,352,932.54	48,450,000.00	--	3,945,112.00	1.53000	--	07/06/25	241
8	30310173	26,613,701.13	27,197,184.64	25,000,000.00	07/01/24	(1,516,867.00)	(0.76000)	12/31/24	08/06/25	242
10	30310174	24,437,297.63	24,521,841.13	38,400,000.00	05/29/15	877,083.32	0.55000	09/30/24	09/06/25	244
31	30310182	10,000,000.00	10,000,000.00	10,500,000.00	11/24/20	732,552.00	1.50000	--	10/06/25	I/O
34	30310183	7,978,207.01	7,993,540.83	12,000,000.00	05/19/15	152,734.30	0.27000	06/30/24	09/06/25	244
47	30310137	0.00	-	6,820,000.00	07/14/15	544,908.13	1.61000	09/30/23	09/06/25	183
Totals		100,283,184.63	102,065,499.14	141,170,000.00		4,735,522.75

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30310172	RT	Various	07/02/20	2

5/6/2025 - Loan transferred due to a payment default. Borrower was also severely delinquent on financial reporting. A Receiver has been appointed over both Illinois properties. The Receiver is evaluating property needs. Special Servicer is proceeding with foreclosure litigation in various jurisdictions. Depositions have been tentatively scheduled for end of June. Depositions have been postponed due to Guarantor''s federal indictment. Plaintiff depositions held August 24. Filing

	Motions for Summary Judgmen t in IL cases. Continuing with foreclosure litigation. Negotiations with Borrower have stalled. A status conference has been set for early May.

8	30310173	LO	OR	06/23/20	98

5/6/2025 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity transfer/property manager change. Borrower has indicated they wish to transition the Property to a receiver. Special Servicer will work to approve an appointment of a receiver and to foreclose the Property.

10	30310174	OF	TX	04/03/25	98
	5/6/2025 - The Loan transferred to Special Servicing on 4/7/25 due to imminent monetary default. Hello Letter & PNL shared 4/10/25. Borrower is currently negotiating the PNL.

31	30310182	MU	PA	12/11/18	9

5/6/2025 - Borrower is in receipt of Reinstatement Agreement. Servicer awaiting Borrower''s executed copy. Special Servicer anticipates sending the Loan back to the Master Servicer upon approval of an annual budget.

34	30310183	RT	IL	03/20/25	98
	5/6/2025 - Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

47	30310137	MF	TX	08/08/23	98

5/6/2025 - The Loan transferred to Special Servicing in 8/2023. A Hello Letter and PNL have been sent. Borrower has not cooperated with implementation of cash management; two notices of default have been sent. The Loan is payment current. Borrower indica ted an intent to defease the Loan and subsequently withdrew the request. Borrower subsequently requested a payoff statement which was provided. Borrower indicated intent to payoff the loan in May 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30310133	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/06/22	01/21/22
14	30310177	19,000,000.00	4.21000%	19,000,000.00 4.21000%		8	09/23/20	09/23/20	10/01/20
29	30310168	0.00	4.60000%	0.00	4.60000%	8	02/10/23	12/14/22	02/10/23
57	30310189	3,200,000.00	4.66000%	3,200,000.00 4.66000%		8	11/18/16	11/18/16	11/23/16
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
39	30310169 07/12/24	6,477,143.09	1,540,000.00	830,653.71	953,262.72	830,653.71	(122,609.01)	6,599,752.10	0.00	(156.09)	6,599,908.19	92.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,322,275.07	1,540,000.00	8,840,991.09	1,079,304.48	8,793,149.33	7,713,844.85	6,608,430.22	0.00	8,522.03	6,599,908.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
39	30310169	03/12/25	0.00	0.00	6,599,908.19	0.00	76.69	0.00	0.00	0.00	6,477,143.09
		10/11/24	0.00	0.00	6,599,831.50	0.00	79.40	0.00	0.00	0.00
		07/12/24	0.00	0.00	6,599,752.10	0.00	0.00	6,477,143.09	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,599,908.19	0.00	8,834.21	6,477,143.09	0.00	0.00	6,477,143.09

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	112,774.77	0.00	0.00	0.00	0.00
8	0.00	0.00	5,544.52	0.00	0.00	0.00	0.00	101,797.41	0.00	0.00	0.00	0.00
10	0.00	0.00	5,100.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	41.87	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	650.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	556.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,665.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(70.59)	0.00	0.00	0.00
47	0.00	0.00	(16,689.09)	0.00	0.00	0.00	0.00	0.00	(1,790.11)	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	133.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(2,295.69)	0.00	1,505.29	0.00	0.00	214,572.18	(1,818.83)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		211,962.95

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Supplemental Notes
None

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